Events during and after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events during and after the reporting period
Note 26 – Events during and after the reporting period

- On March 21, 2024, the Company's Board of Directors announced a dividend distribution in the amount of NIS 10 million (a total of NIS 0.72 per share).

- On March 11, 2025, the Company's Board of Directors announced a dividend distribution in the amount of NIS 30 million (a total of NIS 2.16 per share).

- On August 12, 2025, the Company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

- On February 14, 2024, the Company received a notification letter from the Competition Authority, according to which the authority is considering filing an indictment against the Company, subject to a hearing, on the grounds of the suspicions listed in the "Letter of Suspicions". In addition, A similar message was further delivered to the chairman of the board of directors of the Company, Mr. Zwi Williger, one of the controlling owners of the Company. On April 17, 2024, a hearing was held regarding the aforementioned matter, in which the company and Mr. Williger presented their arguments before the Competition Authority.

- On July 17, 2024, the Company reached an agreement with the Competition Authority regarding the payment of financial sanctions totaling approximately 11.6 million NIS for alleged violations of the Food Industry Competition Promotion Law of 2014, without admission of violation. The aforementioned arrangement was approved by the Company's board of directors. The Company included the expenses related to this agreement in its financial statements under other expenses.

- On July 21, 2024, following an agreement with the Competition Authority, a request for document disclosure was filed pursuant to Section 198a of the Companies Law, 5759-1999, in the Tel Aviv-Jaffa District Court against the Company to examine the possibility of filing a derivative claim for alleged violations of the Food Industry Competition Promotion Law, 5774-2014. As part of the request, the court was asked to order the Company to provide various documents related to these events to the petitioner. On December 24, 2024, the Company filed a response to the request. On February 18, 2025, the parties filed a mutual withdrawal request. The court approved the withdrawal request on the same day.

- On November 19, 2025, the Company received a notice from the Competition Authority regarding the closure of the investigation file against the Company. In addition, a notice in identical wording regarding the closure of the investigation file against him was also delivered to Mr. Zvi Williger, one of the Company’s controlling shareholders, who serves as Chairman of the Board of Directors of the Company.

- On July 2022, the Company granted its employees 164,000 options (not listed for trading) free of charge. Each option is exercisable into one ordinary share of the Company at an exercise price of NIS 55.3 (not linked), subject to customary adjustments, inter alia, in respect of dividend distributions, bonus share distributions, and rights offerings. The options are exercisable in three annual tranches, with the first tranche becoming exercisable 12 months from the grant date. The exercise period for each tranche shall be up to two (2) years from the date such tranche vests.

- The fair value of the options on the grant date was approximately NIS 3 million. The fair value of the options was measured using the Black & Scholes model, based on the following average assumptions: volatility in the range of approximately 39% to 44%, and option life of 3 years for the first tranche, 4 years for the second tranche, and 5 years for the third tranche. The volatility was calculated based on the historical daily volatility of the Company’s share price as traded on the Tel Aviv Stock Exchange.

- On May 18, 2025, the Company granted three senior executives an aggregate of 75,000 options (not listed for trading) free of charge. Each option is exercisable into one ordinary share of G. Willi‑Food at an exercise price of NIS 54.95 (not linked), subject to customary adjustments, inter alia, in respect of dividend distributions, bonus share distributions, and rights offerings. The options are exercisable in three annual tranches, with the first tranche becoming exercisable 12 months from the grant date. The exercise period for each tranche shall be up to two (2) years from the date such tranche vests.The fair value of these options on the grant date was approximately NIS 1.2 million. The fair value of the options was measured using the Black & Scholes model, based on the following average assumptions: volatility in the range of approximately 39% to 44%, and option life of 3 years for the first tranche, 4 years for the second tranche, and 5 years for the third tranche. The volatility was calculated based on the historical daily volatility of the Company’s share price as traded on the Tel Aviv Stock Exchange.

On August 7, 2025, the general meeting of the Company approved the grant of 100,000 options free of charge to each of Mr. Yosef Williger, Director and CEO of the subsidiary, and Mr. Zwi Williger, Chairman of the Board of Directors of the Company (200,000 options in total). The terms of these options are identical to the terms of the options granted to the senior executives as described above. The fair value of the options on the grant date was approximately NIS 3.2 million.

The actual number of shares to be issued upon exercise of the options may differ from the foregoing, since the offerees may elect to exercise all or part of their options on a cashless basis, in which case not all of the shares underlying the options will be issued, but rather a number of shares reflecting the monetary benefit inherent in the options exercised.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets.  Following the attack, Israel’s security cabinet declared war against Hamas, and later against Hezbollah in Lebanon. Hostilities subsequently escalated between Israel and a number of its other neighbors, including conflicts with Hezbollah along Israel’s northern border with Lebanon, with Iran (including a war during June 2025) and with the Houthi movement in Yemen, which both launched drone and missile attacks on military and civilian targets within Israel. In addition, the Houthi movement disrupted international commerce by launching a number of attacks on commercial vessels traversing the Gulf of Aden and the Red Sea. While a ceasefire between Israel and Lebanon (with respect to Hezbollah) was announced in November 2024, a ceasefire between Israel and Iran was announced in June 2025 and the latest ceasefire between Israel and Hamas was announced in October 2025, in February 2026, hostilities between Israel and Iran escalated again. In late February 2026, the United States, together with Israel, launched a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability, including, in early March 2026, resumed conflicts with Hezbollah. The security situation in the region remains highly fluid, and we are unable to predict if, when, or on what terms, this escalation will be resolved.

The military operation against Iran has immediate implications for the Israeli economy, including, inter alia, the declaration of a state of emergency, the issuance of emergency orders and restrictions on economic activity, the shutdown of educational institutions and workplaces, a reduction in activity across various sectors, and the mobilization of reserve forces on a broad scale. These measures may give rise to operational disruptions, delays in timelines, and increased costs and reduced availability of products imported by us, as well as elevated personnel costs.

As a result of repeated attacks by Houthi forces on vessels operating in the Red Sea, shipping times from the Far East have been extended by three to four weeks. Approximately 35% of our imported products originate in the Far East. We estimate that a material increase in maritime shipping costs could adversely affect our results of operations.  Furthermore, as a result of Iran's blockade of the Strait of Hormuz, energy prices – and oil prices in particular – have risen. These developments may adversely affect shipping costs and give rise to potential supply chain delays, which could impact, inter alia, the availability and cost of the Company's imported products.  Further, as an Israeli company, there is heightened risk of cyberattacks on our and our supply chain’s IT networks by our adversaries in general, and more so as a result of a war.

Several countries, principally in the Middle East, restrict doing business with Israel and Israeli companies, and additional countries may impose restrictions on doing business with Israel and Israeli companies if hostilities in the region continue. Moreover, the perception of Israel and Israeli companies by the global community (as represented, for example, by claims filed with the International Court of Justice (the “ICJ”)) may cause an increase in sanctions and other adverse measures against Israel, Israeli companies and their products and services. Additionally, there have been increased efforts by countries, activists and organizations to cause companies and consumers to restrict business with Israel and with Israeli companies, which may impact our ability to do business. Such efforts, particularly if they become widespread, as well as current and future rulings and orders of international tribunals including the ICJ against Israel, could materially and adversely impact our business operations.

Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners, or significant downturns in the economic or financial condition of Israel, could adversely affect our operations and product development, cause our revenues to decrease and adversely affect the share price of publicly traded companies having operations in Israel, such as us. Our commercial insurance does not cover losses that may occur as a result of an event associated with the security situation in the Middle East. Although the Israeli government is currently committed to covering the reinstatement value of direct damages that are caused by terrorist attacks or acts of war, there can be no assurance that this government coverage will be maintained, or if maintained, will be sufficient to compensate us fully for damages incurred. Any losses or damages incurred by us could have a material adverse effect on our business, financial condition and results of operations.